Segment and Geographic Information - External Revenue Allocated By Manufacturing Location (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Thailand
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	35.00%	34.00%	32.00%
China
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	20.00%	18.00%	20.00%
Malaysia
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)		12.00%	12.00%